Fresh Start Accounting - Reorganization Adjustments, Fresh Start adjustments (Details) - Reorganization, chapter 11, fresh-start adjustment $ in Millions	Feb. 22, 2022 USD ($)
Reorganization, Chapter 11 [Line Items]
Record fair value adjustment for favorable drilling and management service contracts	$ 68
Write-off of current portion of deferred mobilization costs held at amortized cost	(15)
Off-market right-of-use asset adjustment for the West Hercules and West Linus	(22)
Change in other current assets	31
Total Fresh start adjustments	279
Deferred tax asset, adjustment	1
Record fair value adjustment for favorable drilling and management service contracts	42
Write-off of non-current portion of historical favorable contracts held at amortized cost	(9)
Write-off of non-current portion of deferred mobilization costs held at amortized cost	4
Change in other non-current assets	29
Record fair value adjustment for unfavorable drilling contracts	18
Write-off of current portion of historical unfavorable contracts held at amortized cost	(1)
Other liabilities	17
Decrease deferred tax liabilities	(1)
Record fair value adjustment for unfavorable drilling contracts	67
Write-off of non-current portion of historical unfavorable contracts held at amortized cost	(4)
Change in other non-current liabilities	63
Total Fresh start adjustments	242
Continuing operations
Reorganization, Chapter 11 [Line Items]
Change in other current assets	20
Total Fresh start adjustments	316
Change in other non-current assets	26
Total Fresh start adjustments	266
Discontinued operations
Reorganization, Chapter 11 [Line Items]
Change in other current assets	11
Total Fresh start adjustments	(37)
Change in other non-current assets	3
Total Fresh start adjustments	(24)
NSNCo
Reorganization, Chapter 11 [Line Items]
Fair value adjustment, investments	14
Sonadrill
Reorganization, Chapter 11 [Line Items]
Fair value adjustment, investments	$ 3